SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Disclosure of detailed information about property, plant and equipment

	Estimated usage period	Estimated residuals rate
Buildings	12 to 50 years	3%
Equipment, machinery and others	4 to 30 years	3%